CONDENSED COMBINED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities:
Net income/(loss)	$ 137,046,000	$ 56,671,000
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depletion and accretion expense	70,529,000	45,798,000
Change in unrealized (gain) loss on derivative contracts	(5,600,000)	11,010,000
Amortization of loan origination costs	62,000	31,000
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Revenue receivable	(21,627,000)	(22,941,000)
Prepaid expenses	(4,028,000)
Other assets	469,000	(469,000)
Accrued expenses	(2,811,000)	(1,800,000)
Net cash provided by operating activities	179,662,000	91,900,000
Investing activities:
Acquisition of proved oil and gas properties	(31,258,000)	(67,012,000)
Proceeds from the disposal of oil and gas properties	741,000	3,041,000
Refund of advances to operators	971,000	2,298,000
Development of oil and gas properties	(121,109,000)	(63,113,000)
Net cash used in investing activities	(150,655,000)	(124,786,000)
Financing activities:
Proceed from borrowing	16,000,000	46,000,000
Repayments of borrowing	(46,000,000)	(22,000,000)
Partners' contributions, net of change in contributions receivable	84,000	20,074,000
Net cash provided by financing activities	(29,916,000)	44,074,000
Net increase/(decrease) in cash	(909,000)	11,188,000
Cash at beginning of period	7,319,365	2,637,558
Cash at end of period	6,410,000	13,826,000
Supplemental disclosure of cash flow information
Cash paid during the year for interest	317,000	392,000
Supplemental disclosure of non cash investing activities
Oil and natural gas property development costs in accrued expenses	15,757,000	561,000
Acquired and assumed asset retirement obligations	633,000
Revision of asset retirement costs	507,000
Advances to operators applied to development of oil and natural gas properties	$ 54,147,000	$ 24,880,000